Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expenses.
Schedule of selling, general and administrative expenses

	For the Years Ended December 31,
	2020	2021	2022
Employee compensation	449,109	1,414,177	2,873,397
Marketing and promotional expenses	264,814	1,100,769	1,010,227
Rental and related expenses	162,907	324,655	645,792
Depreciation and amortization expenses	37,923	82,777	228,790
Travel expenses	20,806	69,079	99,246
Expected credit losses	—	6,415	2,910
Others	183,260	494,513	804,939
Total	1,118,819	3,492,385	5,665,301